Shareholder Report	6 Months Ended
Feb. 28, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Nuveen Investment Trust II
Entity Central Index Key	0001041673
Entity Investment Company Type	N-1A
Document Period End Date	Feb. 28, 2026
C000072947 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Equity Long/Short Fund
Class Name	Class I Shares
Trading Symbol	NELIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Class I Shares of the Nuveen Equity Long/Short Fund for the period of September 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
Additional Information Phone Number	(800) 257‑8787
Additional Information Website	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class I Shares	$100	1.96%
* Annualized for period less than one year.

Expenses Paid, Amount	$ 100
Expense Ratio, Percent	1.96%	[1]
Net Assets	$ 148,996,030
Holdings Count | Holding	183
Investment Company Portfolio Turnover	35.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of February 28, 2026)

Fund net assets	$148,996,030

Total number of portfolio holdings	183

Portfolio turnover (%)	35%

Holdings [Text Block]	(1) Includes the gross market value of the Fund’s long and short exposure and short-term repurchase agreements.
C000072945 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Equity Long/Short Fund
Class Name	Class C Shares
Trading Symbol	NELCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Class C Shares of the Nuveen Equity Long/Short Fund for the period of September 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
Additional Information Phone Number	(800) 257‑8787
Additional Information Website	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class C Shares	$151	2.96%
* Annualized for period less than one year.

Expenses Paid, Amount	$ 151
Expense Ratio, Percent	2.96%	[2]
Net Assets	$ 148,996,030
Holdings Count | Holding	183
Investment Company Portfolio Turnover	35.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of February 28, 2026)

Fund net assets	$148,996,030

Total number of portfolio holdings	183

Portfolio turnover (%)	35%

Holdings [Text Block]	(1) Includes the gross market value of the Fund’s long and short exposure and short-term repurchase agreements.
C000072944 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Equity Long/Short Fund
Class Name	Class A Shares
Trading Symbol	NELAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Class A Shares of the Nuveen Equity Long/Short Fund for the period of September 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
Additional Information Phone Number	(800) 257‑8787
Additional Information Website	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class A Shares	$113	2.21%
* Annualized for period less than one year.

Expenses Paid, Amount	$ 113
Expense Ratio, Percent	2.21%	[3]
Net Assets	$ 148,996,030
Holdings Count | Holding	183
Investment Company Portfolio Turnover	35.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of February 28, 2026)

Fund net assets	$148,996,030

Total number of portfolio holdings	183

Portfolio turnover (%)	35%

Holdings [Text Block]	(1) Includes the gross market value of the Fund’s long and short exposure and short-term repurchase agreements.

[1]	Annualized for period less than one year.
[2]	Annualized for period less than one year.
[3]	Annualized for period less than one year.